SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021
Short-Term Debt [Line Items]
Total Notes payable		$ 5,428,936	$ 3,661,885
Bridge Loan [Member]
Short-Term Debt [Line Items]
Total Notes payable		265,719
Investors [Member]
Short-Term Debt [Line Items]
Total Notes payable		4,137,720
Related Party [Member]
Short-Term Debt [Line Items]
Total Notes payable		$ 1,025,497	$ 3,661,885